FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Financial assets:
Restricted cash and investments	$ 35,268	$ 32,837
Financial liabilities:
Term Notes	38,980	48,725
Carrying Value
Financial assets:
Restricted cash and investments	35,268	32,837
Financial liabilities:
Term Notes	$ 46,350	$ 50,350